Share-Based Compensation - Schedule of Key Assumptions Used to Determine Fair Value of Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair value per option granted	$ 1.3882	$ 7.3798	$ 1.0360
Weighted average exercise price	$ 5.6699	$ 2.0418	$ 0.0554
Risk-free interest rate, Minimum	1.45%	0.48%	1.90%
Risk-free interest rate, Maximum	1.97%	1.01%	2.80%
Expected term	14 years
Expected volatility, Minimum	54.69%	50.90%	45.00%
Expected volatility, Maximum	57.00%	55.90%	48.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term		10 years	4 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term		16 years	7 years